Earnings Per Share - Schedule of Basic and Diluted Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Net income / (loss)		$ 34,980	$ 39,364
Successor [Member]
Net income / (loss)		34,980	39,364
Ordinary Shares
Non-vested participating shares
Undistributed Successor Period Earnings		35,143	39,364
Allocation of earnings to Ordinary Shares		34,834	38,732
Allocation of earnings to Nonvested Shares		$ 309	$ 632
Ordinary Shares, Distributed Earnings
Ordinary Shares, Undistributed Earnings		0.41	0.45
Ordinary Shares, Total		$ 0.41	$ 0.45
Undistributed & distributed earnings to ordinary shareholders, As reported - basic		$ 34,834	$ 38,732
Add-back : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings allocated to nonvested shareholders		309	632
Add-back : Undistributed & distributed earnings to ordinary shareholders, NPS equity stock earn-out
Add-back : Undistributed & distributed earnings to ordinary shareholders, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Undistributed & distributed earnings to ordinary shareholders, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Less : Undistributed & distributed earnings to ordinary shareholders, Undistributed earnings reallocated to nonvested shareholders		(305)	(632)
Diluted EPS - Ordinary shares		$ 34,838	$ 38,732
Add-back : Ordinary shares, As reported - basic		85,569,020	86,997,554
Add-back : Ordinary shares, Undistributed earnings allocated to nonvested shareholders
Add-back : Ordinary shares, NPS equity stock earn-out		1,293,963
Add-back : Ordinary shares, 12,618,680 Private Warrants @ $5.75 per half share (anti-dilutive)
Add-back : Ordinary shares, 22,921,700 Public Warrants @ $5.75 per half share (anti-dilutive)
Diluted EPS - Ordinary shares		86,862,983	86,997,554
Diluted EPS- Ordinary shares		$ 0.40	$ 0.45
Weighted average ordinary shares outstanding		85,569,020	86,997,554
Weighted average dilutive common shares outstanding		86,862,983	86,997,554
Basic : Basic earnings per common share		$ 0.41	$ 0.45
Diluted : Diluted earnings per common share		$ 0.40	$ 0.45
Predecessor [Member] | NPS Holdings Limited [Member]
Net income / (loss)	$ 6,736			$ 28,353
Ordinary Shares, Total	$ 0.02			$ 0.09
Add-back : Ordinary shares, As reported - basic	348,524,566			342,250,000
Diluted EPS - Ordinary shares	370,000,000			370,000,000
Diluted EPS- Ordinary shares	$ 0.02			$ 0.08
Weighted average ordinary shares outstanding	348,524,566			342,250,000
Dilutive potential common shares	21,475,434			27,750,000
Weighted average dilutive common shares outstanding	370,000,000			370,000,000
Basic : Less: Earnings allocated to participating securities	$ (192)			$ (39)
Basic : Net income available to basic common shares	$ 7,425			$ 30,587
Basic : Basic earnings per common share	$ 0.02			$ 0.09
Diluted : Less: Earnings allocated to participating securities	$ (181)			$ (36)
Diluted : Net income available to diluted common shares	$ 7,436			$ 30,590
Diluted : Diluted earnings per common share	$ 0.02			$ 0.08